Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	54,109,702	53,846,544	54,017,631	54,109,800
Effect of dilutive share options outstanding (in shares)	742,751	684,261	857,820	813,219
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	54,852,453	54,530,805	54,875,451	54,923,019